GOODWILL	12 Months Ended
Dec. 31, 2013
GOODWILL [Abstract]
GOODWILL
NOTE 7:       GOODWILL

The changes in the carrying amount of goodwill for the years ended December 31, 2012 and 2013 are as follows:

Balance as of December 31, 2011	$42,442

Foreign currency translation adjustments	513

Balance as of December 31, 2012	42,955

Foreign currency translation adjustments	(3,253)

Balance as of December 31, 2013	$39,702